Summary of RSU and PSU Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	901,773
Granted	233,634
Shares vested	0
Forfeited	(436)
Outstanding at ending of period	1,134,971	901,773
Weighted Average Fair Value
Outstanding at beginning of period	$ 72.55
Granted	71.95
Forfeited	31.49
Outstanding at end of period	$ 53.16	$ 72.55
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 4 months 13 days	2 years 5 months 27 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	1,067,613
Granted	70,087
Shares vested	(57,328)
Forfeited	(32,947)
Outstanding at ending of period	1,047,425	1,067,613
Weighted Average Fair Value
Outstanding at beginning of period	$ 48.30
Granted	71.95
Shares vested	25.30
Forfeited	47.08
Outstanding at end of period	$ 51.18	$ 48.30
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 4 months 28 days	1 year 5 months 23 days